Short-term Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Investments [Abstract]
Short-term investments held	$ 100,000,000	$ 100,000,000
Realized or unrealized gains or losses	$ 0	$ 0	$ 0
Contractual maturities year of all outstanding fixed term deposits and certificates of deposit	2016